Retirement Plans Projected Benefit Payments from Plans (Details) $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated future employer contributions to defined benefit plans in next fiscal year	$ 326
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	569
2018	321
2019	332
2020	337
2021	344
2022-2026	1,879
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated future employer contributions to defined benefit plans in next fiscal year	4
2017	21
2018	21
2019	21
2020	21
2021	20
2022-2026	$ 86